Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income [Abstract]
Interest income from loans to related parties (Note 19)	$ 370,705	$ 165,368	$ 13,883
Sundry income	74,618	34,782	35,675
Gain/(Loss) on foreign exchange, net	(9,273)	19,159	3,862
Other income	$ 436,050	$ 219,309	$ 53,420